Cover	Sep. 10, 2024
Entity Addresses [Line Items]
Document Type	S-3/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	SACKS PARENTE GOLF, INC.
Entity Central Index Key	0001934245
Entity Tax Identification Number	82-4938288
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	551 Calle San Pablo
Entity Address, City or Town	Camarillo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93012
City Area Code	(855)
Local Phone Number	774-7888
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Sacks Parente Golf, Inc.
Entity Address, Address Line Two	551 Calle San Pablo
Entity Address, City or Town	Camarillo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93012
Contact Personnel Name	Greg Campbell